CONSOLIDATED BALANCE SHEETS (Parenthetical) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Statement Of Financial Position [Abstract]
Trade notes and accounts receivable, allowance for doubtful accounts	¥ 830	¥ 1,126
Other non-current assets, allowance for doubtful accounts	¥ 465	¥ 467
Common stock, authorized	960,000,000	960,000,000
Common stock, issued	294,108,416	290,150,160
Treasury stock, shares	9,636	14,343,952